Stockholders' Equity - Additional Information (Detail) - USD ($)	8 Months Ended
	Sep. 30, 2020	May 18, 2020	Feb. 02, 2020
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000
Common stock, shares issued	7,005,344
Common stock, shares outstanding	7,005,344
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Exercise price of warrants		$ 11.50
Non-Employee Consultants | Restricted Stock
Class of Stock [Line Items]
Number of shares subject to forfeiture	15,000
Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000
Common stock, voting rights per share	Holders of the Company's Common Stock are entitled to one vote for each share of Common Stock.
Common stock, shares issued	7,005,344
Common stock, shares outstanding	7,005,344
Shares subject to possible redemption	18,888,135
Common Stock | Maximum [Member]
Class of Stock [Line Items]
Exercise price of warrants	$ 9.20
Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Warrants
Class of Stock [Line Items]
Exercise price of warrants	$ 11.50
Percentage of warrants exercise price	115.00%
Period after business combination when warrants become exercisable	30 days
Period after offering when warrants become exercisable	12 months
Warrants exercisable expiration period after completion of business combination	5 years
Period allotted to complete the business combination	18 months
Net cash settlement value of warrants	$ 0
Redemption price per warrant	$ 0.01
Minimum period of prior written notice of redemption of warrants	30 days
Minimum price per share required for redemption of warrants	$ 18.00
Warrants redemption covenant, threshold trading days	20 days
Warrants redemption covenant, threshold consecutive trading days	30 days
Warrants or rights outstanding	15,670,104
Warrants | Maximum [Member]
Class of Stock [Line Items]
Exercise price of warrants	$ 9.20
Warrants | Minimum
Class of Stock [Line Items]
Percentage of aggregate gross proceeds of equity issuances	65.00%